Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 9
Entity Central Index Key	0001070287
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM Quant Solutions Large-Cap Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class A
Trading Symbol	PTMAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 1,011,205,649
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class C
Trading Symbol	PTMCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$74	1.44%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%
Net Assets	$ 1,011,205,649
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Core Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class Z
Trading Symbol	PTEZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Large-Cap Core Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,011,205,649
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Core Fund
Class Name	Class R6
Trading Symbol	PTMQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Large-Cap Core
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 1,011,205,649
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,011,205,649
Number of fund holdings	180
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Interactive Media & Services	9.8%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.6%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.3%
Machinery	2.9%
Banks	2.8%
Health Care Providers & Services	2.7%
Biotechnology	2.3%
Diversified Telecommunication Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Insurance	2.0%
Automobiles	1.9%
Communications Equipment	1.7%
IT Services	1.6%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment	1.4%
Electric Utilities	1.2%
Specialty Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Industrial REITs	1.0%
Diversified Consumer Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Tobacco	0.8%
Life Sciences Tools & Services	0.8%
Electrical Equipment	0.8%
Automobile Components	0.7%
Ground Transportation	0.5%
Others*	4.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class A
Trading Symbol	PRKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Rea l Estat e Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Net Assets	$ 60,043,468
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class C
Trading Symbol	PRKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$110	2.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.10%
Net Assets	$ 60,043,468
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Real Estate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class Z
Trading Symbol	PRKZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 60,043,468
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Real Estate Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Real Estate Income Fund
Class Name	Class R6
Trading Symbol	PRKQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 60,043,468
Holdings Count | Holding	38
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 60,043,468
Number of fund holdings	38
Portfolio turnover rate for the period	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	29.4%
Specialized REITs	20.6%
Industrial REITs	11.3%
Office REITs	8.9%
Health Care REITs	8.0%
Diversified REITs	6.4%
Residential REITs	6.2%
Hotel & Resort REITs	4.6%
Health Care Facilities	2.5%
Sector Classification	% of Net Assets
Real Estate Operating Companies	1.7%
Affiliated Mutual Fund - Short Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Select Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class A
Trading Symbol	SREAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Net Assets	$ 241,778,784
Holdings Count | Holding	51
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Select Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class C
Trading Symbol	SRECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$108	2.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.05%
Net Assets	$ 241,778,784
Holdings Count | Holding	51
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Select Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class Z
Trading Symbol	SREZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 241,778,784
Holdings Count | Holding	51
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Select Real Estate Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Select Real Estate Fund
Class Name	Class R6
Trading Symbol	SREQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Net Assets	$ 241,778,784
Holdings Count | Holding	51
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 241,778,784
Number of fund holdings	51
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States	64.3%
Japan	8.1%
Australia	5.9%
Hong Kong	4.3%
Singapore	3.6%
United Kingdom	2.5%
France	2.5%
Belgium	2.3%
Country Allocation	% of Net Assets
Canada	1.9%
Switzerland	1.6%
Sweden	1.4%
Germany	1.3%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM Absolute Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class A
Trading Symbol	PADAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 3,484,157,647
Holdings Count | Holding	1,112
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Absolute Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class C
Trading Symbol	PADCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$85	1.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
Net Assets	$ 3,484,157,647
Holdings Count | Holding	1,112
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to roundin
g.
PGIM Absolute Return Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class Z
Trading Symbol	PADZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 3,484,157,647
Holdings Count | Holding	1,112
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Absolute Return Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Absolute Return Bond Fund
Class Name	Class R6
Trading Symbol	PADQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 3,484,157,647
Holdings Count | Holding	1,112
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 3,484,157,647
Number of fund holdings	1,112
Portfolio turnover rate for the period	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	37.2
AA	11.8
A	6.6
BBB	12.9
BB	10.8
B	5.0
CCC	1.4
Not Rated	13.2
Cash/Cash Equivalents	1.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.